Financial Assets at Fair Value Through Other Comprehensive Income - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets at fair value through other comprehensive income [abstract]
Proceeds from sale of shares	$ 272.0	$ 561.6	$ 628.7
Unrealized gain (loss) on investments in equity instruments at fair value through other comprehensive income	151.9	303.2	$ 186.0
Cumulative loss allowance for expected credit loss	$ 47.3	$ 37.8